Commitments and contingencies (Details Narrative)	6 Months Ended
Mar. 31, 2025 CNY (¥)
Late fees per day (as a percent)	0.05%
Minimum [Member]
Amount of fine	¥ 10,000
Maximum [Member]
Amount of fine	¥ 50,000